Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 6:	LOSS PER SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	For the Six Months ended June 30,
	2025	2024
Numerator:
Net loss applicable to shareholders of ordinary shares	$(177)	$(588)
Interest accrued on Preferred Shares	-	(36)
Total loss attributed to ordinary shares	(177)	(624)

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	1,443,182	10,417
Net loss per share of ordinary share, basic and diluted	$(0.12)	$(59.90)

All outstanding share options and warrants (except for prefunded warrants) for the period ended June 30, 2025 and 2024 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six Months ended June 30,
	2025	2024

Options	985	985
IPO warrants	5,747	-
Series A Warrants	833	-
Exchange Warrants	2,055	-

Total	9,620	985